iShares
®
MSCI Philippines ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  19 .9%
Bank of the Philippine Islands ................ 4,091,085 $ 6,229,204
BDO Unibank, Inc. ........................ 6,559,871 12,138,016
Metropolitan Bank & Trust Co. ................ 5,318,264 5,482,524
Philippine National Bank .................... 1,668,490 1,552,084
25,401,828
a
Consumer Staples Distribution & Retail  —  2 .4%
Puregold Price Club, Inc. .................... 4,247,260 3,101,386
a
Diversified Telecommunication Services  —  1 .3%
Converge Information and Communications Technology
Solutions, Inc. ......................... 9,544,200 1,704,391
a
Electric Utilities  —  6 .3%
Manila Electric Co. ........................ 587,920 5,445,162
Synergy Grid & Development Phils, Inc. .......... 5,466,700 2,648,082
8,093,244
a
Food Products  —  4 .5%
Century Pacific Food, Inc. ................... 4,970,100 2,113,992
Monde Nissin Corp.
(a)
...................... 17,078,700 1,963,021
Universal Robina Corp. ..................... 1,694,808 1,703,131
5,780,144
a
Hotels, Restaurants & Leisure  —  3 .4%
DigiPlus Interactive Corp. ................... 6,169,130 1,051,599
Jollibee Foods Corp. ...................... 1,574,851 3,244,427
4,296,026
a
Independent Power and Renewable Electricity Producers  —  3 .1%
Aboitiz Equity Ventures, Inc. ................. 6,139,000 3,169,287
ACEN Corp. ............................ 14,698,663 787,748
3,957,035
a
Industrial Conglomerates  —  15 .8%
Alliance Global Group, Inc. .................. 14,717,039 1,992,615
Ayala Corp. ............................. 362,198 2,567,241
DMCI Holdings, Inc. ....................... 12,615,800 1,863,773
GT Capital Holdings, Inc. ................... 357,736 2,787,666
JG Summit Holdings, Inc. ................... 5,458,361 2,472,313
LT Group, Inc. ........................... 9,685,800 2,484,446
SM Investments Corp. ..................... 645,076 6,011,180
20,179,234
a
Metals & Mining  —  1 .1%
Apex Mining Co., Inc. ...................... 5,213,100 1,401,823
a
Security Shares Value
a
Office REITs  —  1 .4%
AREIT, Inc. ............................. 1,217,100 $ 747,875
RL Commercial REIT, Inc. ................... 9,327,600 1,084,226
1,832,101
a
Oil, Gas & Consumable Fuels  —  1 .3%
Semirara Mining & Power Corp. , Class A ......... 4,010,800 1,692,939
a
Real Estate Management & Development  —  9 .7%
Ayala Land, Inc. .......................... 7,780,350 1,840,333
Megaworld Corp. ......................... 51,577,960 1,741,664
Robinsons Land Corp. ..................... 2,680,706 709,563
SM Prime Holdings, Inc. .................... 27,354,335 8,171,107
12,462,667
a
Transportation Infrastructure  —  21 .8%
International Container Terminal Services, Inc. ..... 2,279,133 27,847,573
a
Water Utilities  —  4 .0%
Manila Water Co., Inc. ..................... 4,044,229 2,563,856
Maynilad Water Services, Inc. ................ 6,969,400 2,543,723
5,107,579
a
Wireless Telecommunication Services  —  3 .5%
PLDT, Inc. ............................. 237,369 4,428,113
a
a
Total Long-Term Investments — 99.5%
(Cost: $ 154,378,355 ) ................................ 127,286,083
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(b) (c)
............................ 93,049 93,049
a
Total Short-Term Securities — 0.1%
(Cost: $ 93,049 ) .................................... 93,049
Total Investments — 99.6%
(Cost: $ 154,471,404 ) ................................ 127,379,132
Other Assets Less Liabilities — 0 .4% ..................... 530,177
Net Assets — 100.0% ................................. $ 127,909,309
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 80,000  $ 13,049
(a)
$ —  $ —  $ —  $ 93,049  93,049  $ 3,489  $ —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Philippines ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 6 06/19/26 $ 525 $ 7,028
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 63,610,519  $ 63,675,564  $ —  $ 127,286,083
Short-Term Securities
Money Market Funds ...................................... 93,049  —  —  93,049
$ 63,703,568  $ 63,675,564  $ —  $ 127,379,132
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 7,028  $ —  $ —  $ 7,028
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust